Pension Plan (Change In The Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Fair value of plan assets at beginning of year	$ 7,430,467	$ 6,261,098
Contributions by the Trust	1,315,301	799,918
Actual return on plan assets	792,978	652,333
Benefit payments	(273,393)	(282,882)
Fair value of plan assets at end of year	$ 9,265,353	$ 7,430,467